Trade receivables (Details) - GBP (£)	Jun. 30, 2021	Jun. 30, 2020
Trade receivables
Trade receivables	£ 70,774,000	£ 159,679,000
Less: non-current portion
Trade receivables	20,404,000	43,694,000
Current trade receivables	50,370,000	115,985,000
Transfer fees receivable	43,153,000	57,726,000
Deferred revenue contractually payable to Group	19,032,000	91,968,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	20,404,000	43,694,000
Cost / gross value
Trade receivables
Trade receivables	75,745,000	172,829,000
Accumulated impairment
Trade receivables
Trade receivables	(4,971,000)	(13,150,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade receivables
Trade receivables	£ 71,819,000	£ 161,797,000